Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000013484
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class A
Trading Symbol	EVIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 5,763,371,656
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013486
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class C
Trading Symbol	ECIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[2]
AssetsNet	$ 5,763,371,656
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class I
Trading Symbol	EIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[3]
AssetsNet	$ 5,763,371,656
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R
Trading Symbol	ERIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[4]
AssetsNet	$ 5,763,371,656
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142452
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R6
Trading Symbol	EIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[5]
AssetsNet	$ 5,763,371,656
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized